Document and Entity Information	May 23, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001472595
Document Type	8-K
Document Period End Date	May 23, 2022
Entity Registrant Name	R1 RCM Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34746
Entity Tax Identification Number	02-0698101
Entity Address, Address Line One	434 W. Ascension Way
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	(312)
Local Phone Number	324-7820
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	RCM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false